SHARE INCENTIVE PLAN (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						1 Months Ended		12 Months Ended
	Sep. 27, 2011	Nov. 17, 2009	Dec. 02, 2008	Jul. 02, 2008	May 31, 2008	Apr. 18, 2008	Jul. 31, 2010	Nov. 30, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Nov. 17, 2008
SHARE INCENTIVE PLAN [Abstract]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares						11,652,556
Ordinary shares, par value						$ 0.0001			$ 0.0001	$ 0.0001
Share options granted	400,000					11,045,500
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent				5.00%
Vesting period	2 years					4 years
Exercise price												$ 0.82
Share options granted to non-employees						984,900						400,000
Vesting schedule	25.00%											50.00%
Share-based compensation arrangement by share-based payment award, plan modification, incremental Compensation Cost	$ 1,658		$ 2,699								$ 853
Share options granted to selected employees, shares	1,000,600	1,361,900			10,060,600
Share options granted to selected employees exercise, price	$ 0.615	$ 1.87			$ 2.995966	$ 2.995966
Weighted-average exercise price: Granted										$ 0.26	$ 0.87
Aggregated intrinsic value: Exercisable
Compensation cost recognized over weighted average vesting period, years									1 year 29 days	2 years 26 days
Compensation expenses, restricted shares issued to independent director, shares				57,143
Compensation expenses, cash paid				100			100	100
Stock-based compensation									141	6,024	4,387
Total intrinsic value of options exercised									$ 1,152	$ 30